Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	$ 20,101	$ 20,313
Accumulated amortization	(20,003)	(20,208)
Total intangible assets, net	98	105
Amortization charge for the year to December 31,	69	73
Cryptocurrencies Not Subject to Amortization
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	96	100
Trademarks
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	136	137
Accumulated amortization	(136)	(137)
Patents
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	2,281	2,281
Accumulated amortization	(2,281)	(2,281)
License Agreements
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	11,195	11,326
Accumulated amortization	(11,193)	(11,321)
Other Intangibles
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	6,393	6,469
Accumulated amortization	(6,393)	(6,469)
Total Intangible Assets Subject to Amortization, Net
Finite-Lived Intangible Assets [Line Items]
Total intangible assets subject to amortization, net Total Intangible Assets Subject to Amortization, Net	$ 2	$ 5